UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

626-914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Huber Select Large Cap Value Fund
Investor Class | HULIX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective February 28, 2025, the Adviser has agreed to voluntarily reduce the Select Large Cap Value Fund’s contractual management fee from 0.99% to 0.80% through February 28, 2026. Prior to February 28, 2025, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee to 0.75%.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$66	1.34%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$365,512,123
Number of Holdings	45
Portfolio Turnover	18%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
KBR, Inc.	5.8%
Philip Morris International, Inc.	5.5%
Eli Lilly & Co.	5.0%
First American Government Obligations Fund	5.0%
First American Treasury Obligations Fund	5.0%
Citigroup, Inc.	4.9%
AT&T, Inc.	4.7%
BP PLC	4.3%
Pfizer, Inc.	4.3%
Golar LNG Ltd.	4.1%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Select Large Cap Value Fund	PAGE 1	TSR-SAR-007989387

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Select Large Cap Value Fund	PAGE 2	TSR-SAR-007989387

Huber Select Large Cap Value Fund
Institutional Class | HULEX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective February 28, 2025, the Adviser has agreed to voluntarily reduce the Select Large Cap Value Fund’s contractual management fee from 0.99% to 0.80% through February 28, 2026. Prior to February 28, 2025, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee to 0.75%.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.99%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$365,512,123
Number of Holdings	45
Portfolio Turnover	18%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
KBR, Inc.	5.8%
Philip Morris International, Inc.	5.5%
Eli Lilly & Co.	5.0%
First American Government Obligations Fund	5.0%
First American Treasury Obligations Fund	5.0%
Citigroup, Inc.	4.9%
AT&T, Inc.	4.7%
BP PLC	4.3%
Pfizer, Inc.	4.3%
Golar LNG Ltd.	4.1%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Select Large Cap Value Fund	PAGE 1	TSR-SAR-00768D418

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Select Large Cap Value Fund	PAGE 2	TSR-SAR-00768D418

Huber Small Cap Value Fund
Investor Class | HUSIX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$75	1.60%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$72,712,358
Number of Holdings	44
Portfolio Turnover	14%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Golar LNG Ltd.	10.6%
KBR, Inc.	6.1%
Upbound Group, Inc.	5.0%
First Citizens BancShares, Inc.	4.1%
Enova International, Inc.	3.9%
Northrim BanCorp, Inc.	3.8%
Miller Industries, Inc.	3.7%
C&F Financial Corp.	3.5%
CNO Financial Group, Inc.	3.5%
First Horizon Corp.	3.3%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Small Cap Value Fund	PAGE 1	TSR-SAR-007989379

Huber Small Cap Value Fund
Institutional Class | HUSEX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$60	1.28%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$72,712,358
Number of Holdings	44
Portfolio Turnover	14%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Golar LNG Ltd.	10.6%
KBR, Inc.	6.1%
Upbound Group, Inc.	5.0%
First Citizens BancShares, Inc.	4.1%
Enova International, Inc.	3.9%
Northrim BanCorp, Inc.	3.8%
Miller Industries, Inc.	3.7%
C&F Financial Corp.	3.5%
CNO Financial Group, Inc.	3.5%
First Horizon Corp.	3.3%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Small Cap Value Fund	PAGE 1	TSR-SAR-00768D392

Huber Large Cap Value Fund
Investor Class | HUDIX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective February 28, 2025, the Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion. The Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.05% through February 28, 2026.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$49	1.00%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$16,993,968
Number of Holdings	57
Portfolio Turnover	9%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Eli Lilly & Co.	10.6%
Golar LNG Ltd.	8.0%
Microsoft Corp.	6.0%
KBR, Inc.	5.6%
Citigroup, Inc.	5.2%
BP PLC	3.8%
Shell PLC	3.5%
Upbound Group, Inc.	3.5%
First American Treasury Obligations Fund	3.3%
First American Government Obligations Fund	3.3%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Large Cap Value Fund	PAGE 1	TSR-SAR-00770X881

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Large Cap Value Fund	PAGE 2	TSR-SAR-00770X881

Huber Large Cap Value Fund
Institutional Class | HUDEX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Changes to Shareholder Fees (fees paid directly from your investment).
Effective February 28, 2025, the Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion. The Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.05% through February 28, 2026.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$16,993,968
Number of Holdings	57
Portfolio Turnover	9%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Eli Lilly & Co.	10.6%
Golar LNG Ltd.	8.0%
Microsoft Corp.	6.0%
KBR, Inc.	5.6%
Citigroup, Inc.	5.2%
BP PLC	3.8%
Shell PLC	3.5%
Upbound Group, Inc.	3.5%
First American Treasury Obligations Fund	3.3%
First American Government Obligations Fund	3.3%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Large Cap Value Fund	PAGE 1	TSR-SAR-00770X873

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Large Cap Value Fund	PAGE 2	TSR-SAR-00770X873

Huber Mid Cap Value Fund
Investor Class | HUMDX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Changes to Shareholder Fees (fees paid directly from your investment).
The Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.05% through February 28, 2026.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$59	1.25%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$11,370,598
Number of Holdings	38
Portfolio Turnover	19%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Golar LNG Ltd.	10.2%
KBR, Inc.	7.4%
First Citizens BancShares, Inc.	5.5%
First American Government Obligations Fund	5.0%
First American Treasury Obligations Fund	5.0%
Enova International, Inc.	4.8%
F5 Networks, Inc.	4.2%
Citigroup, Inc.	3.8%
TETRA Technologies, Inc.	3.6%
Upbound Group, Inc.	3.5%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Mid Cap Value Fund	PAGE 1	TSR-SAR-00768D178

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Mid Cap Value Fund	PAGE 2	TSR-SAR-00768D178

Huber Mid Cap Value Fund
Institutional Class | HUMEX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Changes to Shareholder Fees (fees paid directly from your investment).
The Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.05% through February 28, 2026.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	1.00%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$11,370,598
Number of Holdings	38
Portfolio Turnover	19%
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top 10 Issuers	(%)
Golar LNG Ltd.	10.2%
KBR, Inc.	7.4%
First Citizens BancShares, Inc.	5.5%
First American Government Obligations Fund	5.0%
First American Treasury Obligations Fund	5.0%
Enova International, Inc.	4.8%
F5 Networks, Inc.	4.2%
Citigroup, Inc.	3.8%
TETRA Technologies, Inc.	3.6%
Upbound Group, Inc.	3.5%
Sector Breakdown (% of net assets)
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://hubercap.com/mutual-funds/download-centerfund-materials/.
Huber Mid Cap Value Fund	PAGE 1	TSR-SAR-00768D160

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Huber Capital Management LLC documents not be householded, please contact Huber Capital Management LLC at 1-888-482-3726, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Huber Capital Management LLC or your financial intermediary.
Huber Mid Cap Value Fund	PAGE 2	TSR-SAR-00768D160

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Huber Funds
Huber Select Large Cap Value Fund
Huber Small Cap Value Fund
Huber Large Cap Value Fund
Huber Mid Cap Value Fund
Investor Class
Institutional Class
Semi-Annual Report
April 30, 2025

Huber Select Large Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.1%
Aerospace & Defense - 1.3%
Northrop Grumman Corp.	9,593	$4,666,994
Banking - 15.8%
Bank of America Corp.	337,546	13,461,335
Citigroup, Inc.	259,268	17,728,746
First Citizens BancShares, Inc. - Class A	2,300	4,092,022
First Horizon Corp.	417,126	7,541,638
JPMorgan Chase & Co.	18,233	4,460,156
Regions Financial Corp.	248,500	5,071,885
Truist Financial Corp.	144,700	5,547,798
		57,903,580
Biotech & Pharmaceuticals - 10.4%
Eli Lilly & Co.	20,437	18,371,841
Merck & Co., Inc.	44,193	3,765,244
Pfizer, Inc.	644,530	15,732,977
		37,870,062
Chemicals - 2.7%
Innospec, Inc.	36,352	3,252,777
Olin Corp.	310,994	6,723,690
		9,976,467
Consumer Services - 3.7%
Upbound Group, Inc.	674,203	13,416,640
Cosmetics/Personal Care - 1.1%
Kenvue, Inc.	173,400	4,092,240
Electric Utilities - 0.4%
Constellation Energy Corp.	6,977	1,558,941
Electrical Equipment - 0.1%
TE Connectivity PLC	3,357	491,398
Food - 1.8%
J M Smucker Co.	49,000	5,697,230
Tyson Foods, Inc. - Class A	11,458	701,688
		6,398,918
Gas & Water Utilities - 1.0%
National Fuel Gas Co.	48,900	3,754,542
Health Care Facilities & Services - 1.2%
Tenet Healthcare Corp.(a)	29,800	4,259,910
Home Construction - 0.2%
Lennar Corp. - Class B	5,560	574,737

The accompanying notes are an integral part of these financial statements.

1

Huber Select Large Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial Support Services - 1.1%
United Rentals, Inc.	6,400	$4,041,280
Insurance - 1.2%
CNO Financial Group, Inc.	110,821	4,204,549
Internet Media & Services - 2.1%
Lyft, Inc. - Class A(a)	625,200	7,752,480
Oil & Gas Producers - 11.9%
BP PLC - ADR	577,200	15,849,912
Cheniere Energy, Inc.	17,300	3,998,203
Golar LNG Ltd.	352,885	14,999,377
New Fortress Energy, Inc.	826,909	4,490,116
Shell PLC - ADR	40,800	2,630,784
W&T Offshore, Inc.	1,173,027	1,348,981
		43,317,373
Retail - Discretionary - 0.5%
Home Depot, Inc.	5,398	1,945,925
Software - 7.2%
Microsoft Corp.	33,928	13,410,381
Oracle Corp.	92,100	12,960,312
		26,370,693
Specialty Finance - 1.5%
Enova International, Inc.(a)	60,709	5,572,479
Technology Services - 8.9%
KBR, Inc.	404,777	21,376,273
Mastercard, Inc. - Class A	14,859	8,143,624
Science Applications International Corp.	24,832	3,005,417
		32,525,314
Telecommunications - 5.6%
AT&T, Inc.	617,180	17,095,886
Frontier Communications Parent, Inc.(a)	97,741	3,543,111
		20,638,997
Tobacco & Cannabis - 5.5%
Philip Morris International, Inc.	117,259	20,093,502
Transportation & Logistics - 0.3%
FedEx Corp.	4,900	1,030,617
Transportation Equipment - 1.6%
General Motors Co.	125,300	5,668,572
TOTAL COMMON STOCKS (Cost $252,747,734)		318,126,210

The accompanying notes are an integral part of these financial statements.

2

Huber Select Large Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 9.9%
Money Market Funds - 9.9%
First American Government Obligations Fund - Class X, 4.25%(b)	18,132,224	$18,132,224
First American Treasury Obligations Fund - Class X, 4.25%(b)	18,132,224	18,132,224
TOTAL SHORT-TERM INVESTMENTS (Cost $36,264,448)		36,264,448
TOTAL INVESTMENTS - 97.0% (Cost $289,012,182)		$354,390,658
Other Assets in Excess of Liabilities - 3.0%		11,121,465
TOTAL NET ASSETS - 100.0%		$365,512,123

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

Huber Small Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Advertising - 0.5%
Stagwell, Inc.(a)	66,655	$371,935
Asset Management - 1.5%
Virtus Investment Partners, Inc.	7,081	1,087,571
Automotive - 5.2%
Goodyear Tire & Rubber Co.(a)	100,000	1,088,000
Miller Industries, Inc.	65,978	2,692,562
		3,780,562
Banking - 22.5%
C&F Financial Corp.	39,394	2,551,550
Carter Bankshares, Inc.(a)	134,813	2,063,987
First Citizens BancShares, Inc. - Class A	1,683	2,994,293
First Horizon Corp.	131,679	2,380,756
First United Corp.	78,008	2,322,298
Northrim BanCorp, Inc.	34,052	2,734,035
Old National Bancorp/IN	26,029	535,937
South State Corp.	9,241	801,934
		16,384,790
Biotech & Pharmaceuticals - 3.0%
Cipher Pharmaceuticals, Inc.(a)	224,700	2,203,644
Chemicals - 1.8%
Innospec, Inc.	14,387	1,287,349
Commercial Support Services - 1.7%
H&R Block, Inc.	20,100	1,213,437
Consumer Services - 5.0%
Upbound Group, Inc.	181,924	3,620,288
Entertainment Content - 2.6%
Lions Gate Entertainment Corp. - Class B(a)	241,106	1,924,026
Food - 2.5%
Herbalife Ltd.(a)	255,400	1,838,880
Health Care Facilities & Services - 1.4%
Medical Facilities Corp.	2,900	30,607
Select Medical Holdings Corp.	9,600	175,104
Tenet Healthcare Corp.(a)	5,801	829,253
		1,034,964
Healthcare-Products - 1.4%
Utah Medical Products, Inc.	20,013	1,035,673
Healthcare-Services - 0.4%
Concentra Group Holdings Parent, Inc.	13,315	289,601

The accompanying notes are an integral part of these financial statements.

4

Huber Small Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Home Construction - 0.4%
Taylor Morrison Home Corp.(a)	5,000	$286,750
Insurance - 3.5%
CNO Financial Group, Inc.	67,244	2,551,237
Global Indemnity Group LLC - Class A	372	10,736
		2,561,973
Internet - 1.5%
F5 Networks, Inc.(a)	4,000	1,058,960
Internet Media & Services - 2.9%
Lyft, Inc. - Class A(a)	169,100	2,096,840
Leisure Facilities & Services - 1.6%
Boston Pizza Royalties Income Fund	91,054	1,163,108
Oil & Gas Producers - 14.6%
Golar LNG Ltd.	181,238	7,703,521
Gulfport Energy Corp.(a)	800	138,000
New Fortress Energy, Inc.	110,200	598,386
W&T Offshore, Inc.	1,885,221	2,168,004
		10,607,911
Oil & Gas Services & Equipment - 2.7%
TETRA Technologies, Inc.(a)	690,298	1,967,349
Packaging & Containers - 2.6%
O-I Glass, Inc.(a)	149,150	1,888,239
Specialty Finance - 3.9%
Enova International, Inc.(a)	30,702	2,818,137
Technology Hardware - 1.3%
Xperi, Inc.(a)	127,385	941,375
Technology Services - 8.7%
KBR, Inc.	84,475	4,461,125
Science Applications International Corp.	15,110	1,828,763
		6,289,888
Transportation Equipment - 2.2%
Commercial Vehicle Group, Inc.(a)	1,645,232	1,579,916
TOTAL COMMON STOCKS (Cost $44,603,634)		69,333,166

The accompanying notes are an integral part of these financial statements.

5

Huber Small Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.3%
REITS - 2.3%
Granite Real Estate Investment Trust	16,937	$778,594
Sila Realty Trust, Inc.	34,972	900,879
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,420,237)		1,679,473
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class X, 4.25%(b)	991,451	991,451
First American Treasury Obligations Fund - Class X, 4.25%(b)	1,002,584	1,002,584
TOTAL SHORT-TERM INVESTMENTS (Cost $1,994,035)		1,994,035
TOTAL INVESTMENTS - 100.4% (Cost $48,017,906)		$73,006,674
Liabilities in Excess of Other Assets - (0.4)%		(294,316)
TOTAL NET ASSETS - 100.0%		$72,712,358

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

Huber Large Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Aerospace & Defense - 2.0%
Northrop Grumman Corp.	700	$340,550
Automotive - 0.6%
Goodyear Tire & Rubber Co.(a)	10,000	108,800
Banking - 14.8%
Bank of America Corp.	10,300	410,764
Citigroup, Inc.	12,800	875,264
First Citizens BancShares, Inc. - Class A	150	266,871
First Horizon Corp.	25,292	457,279
JPMorgan Chase & Co.	1,100	269,082
Truist Financial Corp.	6,000	230,040
		2,509,300
Beverages - 0.4%
Anheuser-Busch InBev SA/NV - ADR	1,000	65,810
Biotech & Pharmaceuticals - 14.4%
Eli Lilly & Co.	2,000	1,797,900
GSK PLC - ADR	2,400	95,640
Merck & Co., Inc.	1,100	93,720
Pfizer, Inc.	18,600	454,026
		2,441,286
Chemicals - 1.3%
Olin Corp.	10,000	216,200
Consumer Services - 3.5%
Upbound Group, Inc.	29,732	591,667
Cosmetics/Personal Care - 0.7%
Kenvue, Inc.	5,000	118,000
Electric Utilities - 2.1%
American Electric Power Co., Inc.	300	32,502
Constellation Energy Corp.	533	119,093
Entergy Corp.	1,800	149,706
NextEra Energy, Inc.	800	53,504
		354,805
Electrical Equipment - 0.3%
TE Connectivity PLC	300	43,914
Entertainment Content - 0.5%
Walt Disney Co.	1,000	90,950
Food - 1.5%
J M Smucker Co.	1,400	162,778
Lamb Weston Holdings, Inc.	500	26,405
Tyson Foods, Inc. - Class A	1,100	67,364
		256,547

The accompanying notes are an integral part of these financial statements.

7

Huber Large Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Gas & Water Utilities - 0.4%
National Fuel Gas Co.	1,000	$76,780
Health Care Facilities & Services - 1.7%
Select Medical Holdings Corp.	600	10,944
Tenet Healthcare Corp.(a)	2,000	285,900
		296,844
Healthcare-Services - 0.1%
Concentra Group Holdings Parent, Inc.	887	19,292
Industrial Support Services - 0.7%
United Rentals, Inc.	200	126,290
Institutional Financial Services - 0.6%
Goldman Sachs Group, Inc.	200	109,510
Insurance - 1.8%
CNO Financial Group, Inc.	8,073	306,290
Internet - 0.7%
VeriSign, Inc.(a)	400	112,848
Internet Media & Services - 0.7%
Lyft, Inc. - Class A(a)	9,694	120,206
Oil & Gas Producers - 18.8%
BP PLC - ADR	23,600	648,056
Cheniere Energy, Inc.	400	92,444
Expand Energy Corp.	1,000	103,900
Golar LNG Ltd.	31,803	1,351,787
New Fortress Energy, Inc.	22,000	119,460
Shell PLC - ADR	9,300	599,664
W&T Offshore, Inc.	246,500	283,475
		3,198,786
Retail - Consumer Staples - 2.6%
Walmart, Inc.	4,500	437,625
Retail - Discretionary - 1.3%
Home Depot, Inc.	600	216,294
Software - 7.6%
Microsoft Corp.	2,600	1,027,676
Oracle Corp.	1,900	267,368
		1,295,044
Specialty Finance - 1.4%
Enova International, Inc.(a)	2,510	230,393

The accompanying notes are an integral part of these financial statements.

8

Huber Large Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Services - 8.5%
KBR, Inc.	17,930	$946,883
Mastercard, Inc. - Class A	550	301,433
Science Applications International Corp.	500	60,515
Visa, Inc. - Class A	400	138,200
		1,447,031
Telecommunications - 1.6%
AT&T, Inc.	6,900	191,130
Verizon Communications, Inc.	2,000	88,120
		279,250
Tobacco & Cannabis - 0.6%
Philip Morris International, Inc.	600	102,816
Transportation & Logistics - 0.4%
FedEx Corp.	300	63,099
Transportation Equipment - 1.7%
General Motors Co.	6,300	285,012
TOTAL COMMON STOCKS (Cost $8,670,253)		15,861,239
SHORT-TERM INVESTMENTS - 6.6%
Money Market Funds - 6.6%
First American Government Obligations Fund - Class X, 4.25%(b)	560,121	560,121
First American Treasury Obligations Fund - Class X, 4.25%(b)	560,121	560,121
TOTAL SHORT-TERM INVESTMENTS (Cost $1,120,242)		1,120,242
TOTAL INVESTMENTS - 99.9% (Cost $9,790,495)		$16,981,481
Other Assets in Excess of Liabilities - 0.1%		12,487
TOTAL NET ASSETS - 100.0%		$16,993,968

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

9

Huber Mid Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.6%
Asset Management - 2.6%
Virtus Investment Partners, Inc.	1,909	$293,203
Automotive - 1.0%
Goodyear Tire & Rubber Co.(a)	10,000	108,800
Banking - 17.6%
Citigroup, Inc.	6,300	430,794
First Citizens BancShares, Inc. - Class A	350	622,699
First Horizon Corp.	21,417	387,219
South State Corp.	2,052	178,073
Truist Financial Corp.	10,000	383,400
		2,002,185
Biotech & Pharmaceuticals - 1.3%
GSK PLC - ADR	3,800	151,430
Chemicals - 4.1%
Innospec, Inc.	2,788	249,470
Olin Corp.	10,000	216,200
		465,670
Consumer Services - 3.5%
Upbound Group, Inc.	20,000	398,000
Cosmetics/Personal Care - 1.1%
Kenvue, Inc.	5,400	127,440
Electric Utilities - 0.6%
Entergy Corp.	800	66,536
Food - 1.5%
Conagra Brands, Inc.	700	17,297
J M Smucker Co.	1,200	139,524
Lamb Weston Holdings, Inc.	266	14,048
		170,869
Gas & Water Utilities - 0.5%
National Fuel Gas Co.	700	53,746
Health Care Facilities & Services - 3.3%
Select Medical Holdings Corp.	1,300	23,712
Tenet Healthcare Corp.(a)	2,500	357,375
		381,087
Healthcare-Services - 0.3%
Concentra Group Holdings Parent, Inc.	1,775	38,606
Industrial Support Services - 2.8%
United Rentals, Inc.	500	315,725

The accompanying notes are an integral part of these financial statements.

10

Huber Mid Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - 1.5%
CNO Financial Group, Inc.	4,510	$171,110
Internet - 6.7%
F5 Networks, Inc.(a)	1,800	476,532
VeriSign, Inc.(a)	1,000	282,120
		758,652
Internet Media & Services - 1.1%
Lyft, Inc. - Class A(a)	10,193	126,393
Oil & Gas Producers - 17.8%
BP PLC - ADR	10,000	274,600
Cheniere Energy, Inc.	700	161,777
Golar LNG Ltd.	27,339	1,162,044
New Fortress Energy, Inc.	25,500	138,465
W&T Offshore, Inc.	250,500	288,075
		2,024,961
Oil & Gas Services & Equipment - 3.6%
TETRA Technologies, Inc.(a)	142,924	407,334
Specialty Finance - 4.8%
Enova International, Inc.(a)	5,904	541,928
Technology Services - 8.1%
KBR, Inc.	15,894	839,362
Science Applications International Corp.	700	84,721
		924,083
Transportation & Logistics - 1.8%
FedEx Corp.	1,000	210,330
TOTAL COMMON STOCKS (Cost $6,427,638)		9,738,088
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.5%
REITS - 0.5%
Granite Real Estate Investment Trust	1,100	50,567
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $29,536)		50,567

The accompanying notes are an integral part of these financial statements.

11

Huber Mid Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 10.0%
Money Market Funds - 10.0%
First American Government Obligations Fund - Class X, 4.25%(b)	568,707	$568,707
First American Treasury Obligations Fund - Class X, 4.25%(b)	568,708	568,708
TOTAL SHORT-TERM INVESTMENTS (Cost $1,137,415)		1,137,415
TOTAL INVESTMENTS - 96.1% (Cost $7,594,589)		$10,926,070
Other Assets in Excess of Liabilities - 3.9%		444,528
TOTAL NET ASSETS - 100.0%		$11,370,598

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

Huber Funds
STATEMENTS OF ASSETS AND LIABILITIES
at April 30, 2025 (Unaudited)

	Huber Select Large Cap Value Fund	Huber Small Cap Value Fund
ASSETS
Investments in securities, at value (identified cost $289,012,182 and $48,017,906, respectively)	$354,390,658	$73,006,674
Cash	13,998,805	466,594
Receivables
Fund shares issued	797,349	9,633
Dividends and interest	301,277	35,131
Dividend tax reclaim	11,054	13,191
Prepaid expenses	72,160	22,097
Total assets	369,571,303	73,553,320
LIABILITIES
Payables
Fund shares redeemed	171,094	—
Investment securities purchased	3,541,958	658,601
Advisory fees	248,139	55,512
12b-1 distribution fees	25,971	71,175
Administration fees	17,091	8,461
Audit fees	10,556	10,556
Chief Compliance Officer fee	1,678	1,658
Custody fees	2,246	2,497
Fund accounting fees	969	984
Shareholder servicing fees	26,382	17,942
Transfer agent fees and expenses	6,542	5,899
Trustee fees and expenses	4,795	4,795
Other accrued expenses	1,759	2,882
Total liabilities	4,059,180	840,962
NET ASSETS	$365,512,123	$72,712,358
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$41,158,601	$23,606,272
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	1,308,474	955,817
Net asset value, offering and redemption price per share (Note 1)^	$31.46	$24.70
Institutional Class
Net assets applicable to shares outstanding	$324,353,522	$49,106,086
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	10,321,295	1,961,298
Net asset value, offering and redemption price per share (Note 1)^	$31.43	$25.04
COMPONENTS OF NET ASSETS
Paid-in capital	$310,612,193	$62,400,962
Total distributable earnings	54,899,930	10,311,396
Net assets	$365,512,123	$72,712,358

^	A redemption fee of 1% is assessed against shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

13

Huber Funds
STATEMENTS OF ASSETS AND LIABILITIES
at April 30, 2025 (Unaudited)(Continued)

	Huber Large Cap Value Fund	Huber Mid Cap Value Fund
ASSETS
Investments in securities, at value (identified cost $9,790,495 and $7,594,589, respectively)	$16,981,481	$10,926,070
Cash	—	705,607
Receivables
Dividends and interest	6,173	4,157
Dividend tax reclaim	742	22
Due from Adviser (Note 4)	2,561	3,727
Prepaid expenses	41,287	36,616
Total assets	17,032,244	11,676,199
LIABILITIES
Payables
Investment securities purchased	—	275,398
12b-1 distribution fees	9,251	1,122
Administration fees	4,566	3,860
Audit fees	10,556	10,557
Chief Compliance Officer fee	1,657	1,657
Custody fees	1,198	1,375
Fund accounting fees	774	938
Shareholder servicing fees	—	684
Transfer agent fees and expenses	3,721	3,453
Trustee fees and expenses	4,794	4,795
Other accrued expenses	1,759	1,762
Total liabilities	38,276	305,601
NET ASSETS	$16,993,968	$11,370,598
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$2,932,801	$404,803
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	129,135	27,643
Net asset value, offering and redemption price per share (Note 1)^	$22.71	$14.64
Institutional Class
Net assets applicable to shares outstanding	$14,061,167	$10,965,795
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	615,923	747,391
Net asset value, offering and redemption price per share (Note 1)^	$22.83	$14.67
COMPONENTS OF NET ASSETS
Paid-in capital	$11,412,661	$9,327,444
Total distributable earnings	5,581,307	2,043,154
Net assets	$16,993,968	$11,370,598

^	A redemption fee of 1% is assessed against shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

14

Huber Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2025 (Unaudited)

	Huber Select Large Cap Value Fund	Huber Small Cap Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees withheld of $4,224 and $11,422, respectively)	$3,932,573	$622,111
Interest	632,483	27,177
Total investment income	4,565,056	649,288
Expenses
Advisory fees (Note 4)	1,277,009	395,118
Administration fees (Note 4)	83,632	32,336
12b-1 distribution fees - Investor Class (Note 6)	50,515	33,226
Transfer agent fees and expenses (Note 4)	26,873	13,199
Registration fees	23,605	16,183
Shareholder servicing fees - Investor Class (Note 5)	20,206	9,303
Audit fees	11,156	11,156
Trustee fees and expenses	10,682	10,682
Custody fees (Note 4)	7,725	6,548
Chief Compliance Officer fee (Note 4)	4,956	4,935
Reports to shareholders	3,794	3,716
Legal fees	3,502	3,501
Insurance expense	2,995	1,634
Miscellaneous expense	2,489	2,487
Fund accounting fees (Note 4)	878	878
Total expenses	1,530,017	544,902
Add: advisory fee recoupment (Note 4)	186,641	8,487
Net expenses	1,716,658	553,389
Net investment income	2,848,398	95,899
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	(1,244,487)	1,632,920
Foreign currency	—	(702)
Net change in unrealized appreciation/(depreciation) on:
Investments	(13,473,245)	(10,008,636)
Foreign currency	—	31
Net realized and unrealized loss on investments and foreign currency	(14,717,732)	(8,376,387)
Net Decrease in Net Assets Resulting from Operations	$(11,869,334)	$(8,280,488)

The accompanying notes are an integral part of these financial statements.

15

Huber Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2025 (Unaudited)(Continued)

	Huber Large Cap Value Fund	Huber Mid Cap Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees withheld of $125 and $377, respectively)	$162,439	$91,134
Interest	12,241	17,615
Total investment income	174,680	108,749
Expenses
Administration fees (Note 4)	16,093	14,630
Registration fees	12,089	14,423
Audit fees	11,156	11,156
Trustee fees and expenses	10,681	10,682
Transfer agent fees and expenses (Note 4)	6,437	6,437
Chief Compliance Officer fee (Note 4)	4,935	4,935
Legal fees	3,501	3,501
12b-1 distribution fees - Investor Class (Note 6)	3,156	555
Custody fees (Note 4)	2,950	2,980
Miscellaneous expense	2,484	2,485
Reports to shareholders	2,069	1,973
Advisory fees (Note 4)	1,371	914
Insurance expense	1,348	1,342
Fund accounting fees (Note 4)	878	877
Total expenses	79,148	76,890
Less: advisory fee waiver and expenses reimbursed (Note 4)	(16,675)	(19,246)
Net expenses	62,473	57,644
Net investment income	112,207	51,105
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
Investments	(116,257)	(43)
Net change in unrealized appreciation/(depreciation) on:
Investments	(363,203)	(980,969)
Net realized and unrealized loss on investments and foreign currency	(479,460)	(981,012)
Net Decrease in Net Assets Resulting from Operations	$(367,253)	$(929,907)

The accompanying notes are an integral part of these financial statements.

16

Huber Select Large Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,848,398	$3,041,609
Net realized loss on investments	(1,244,487)	(4,117,375)
Net change in unrealized appreciation/(depreciation) on investments	(13,473,245)	41,114,492
Net increase/(decrease) in net assets resulting from operations	(11,869,334)	40,038,726
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Investor Class shares	(332,552)	(145,815)
Net dividends and distributions to shareholders - Institutional Class shares	(3,451,263)	(1,234,306)
Total distributions to shareholders	(3,783,815)	(1,380,121)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	101,030,692	150,960,736
Total increase in net assets	85,377,543	189,619,341
NET ASSETS
Beginning of period	280,134,580	90,515,239
End of period	$365,512,123	$280,134,580

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	410,585	$13,577,068	700,721	$21,344,918
Shares issued on reinvestments of distributions	9,527	314,299	5,053	139,770
Shares redeemed**	(175,646)	(5,542,851)	(329,437)	(10,329,896)
Net increase	244,466	$8,348,516	376,337	$11,154,792
** Net of redemption fees of		$847		$1,181

	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,708,602	$121,753,856	5,018,258	$150,333,289
Shares issued on reinvestments of distributions	99,391	3,271,962	41,747	1,151,392
Shares redeemed**	(1,028,152)	(32,343,642)	(379,293)	(11,678,737)
Net increase	2,779,841	$92,682,176	4,680,712	$139,805,944
** Net of redemption fees of		$6,183		$6,944

The accompanying notes are an integral part of these financial statements.

17

Huber Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$95,899	$318,844
Net realized gain/(loss) on:
Investments	1,632,920	(2,062,338)
Foreign currency	(702)	(754)
Net change in unrealized appreciation/(depreciation) on:
Investments	(10,008,636)	15,226,110
Foreign currency	31	(13)
Net increase/(decrease) in net assets resulting from operations	(8,280,488)	13,481,849
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Investor Class shares	(30,720)	(90,752)
Net dividends and distributions to shareholders - Institutional Class shares	(212,264)	(184,962)
Total distributions to shareholders	(242,984)	(275,714)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	2,505,610	7,200,195
Total increase/(decrease) in net assets	(6,017,862)	20,406,330
NET ASSETS
Beginning of period	78,730,220	58,323,890
End of period	$72,712,358	$78,730,220

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	9,115	$228,922	27,240	$695,788
Shares issued on reinvestments of distributions	1,053	30,261	3,644	89,231
Shares redeemed**	(41,690)	(1,102,338)	(101,100)	(2,536,919)
Net decrease	(31,522)	$(843,155)	(70,216)	$(1,751,900)
** Net of redemption fees of		$4		$31

	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	147,851	$4,105,184	375,926	$9,697,702
Shares issued on reinvestments of distributions	3,903	113,581	3,230	80,084
Shares redeemed**	(36,560)	(870,000)	(33,041)	(825,691)
Net increase	115,194	$3,348,765	346,115	$8,952,095
** Net of redemption fees of		$8		$53

The accompanying notes are an integral part of these financial statements.

18

Huber Large Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$112,207	$180,769
Net realized gain/(loss) on investments	(116,257)	127,502
Net change in unrealized appreciation/(depreciation) on investments	(363,203)	2,816,727
Net increase/(decrease) in net assets resulting from operations	(367,253)	3,124,998
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Investor Class shares	(23,799)	(25,612)
Net dividends and distributions to shareholders - Institutional Class shares	(165,513)	(159,544)
Total distributions to shareholders	(189,312)	(185,156)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares(a)	2,978,488	1,459,993
Total increase in net assets	2,421,923	4,399,835
NET ASSETS
Beginning of period	14,572,045	10,172,210
End of period	$16,993,968	$14,572,045

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	38,360	$944,192	5,760	$123,879
Shares issued on reinvestments of distributions	987	23,799	1,332	25,612
Shares redeemed**	(2,869)	(70,410)	(380)	(8,435)
Net increase	36,478	$897,581	6,712	$141,056
** Net of redemption fees of		$—		$3

	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	89,614	$2,000,000	53,935	$1,251,000
Shares issued on reinvestments of distributions	3,342	80,907	3,518	67,924
Shares redeemed**	—	—	—	13
Net increase	92,956	$2,080,907	57,453	$1,318,937
** Net of redemption fees of		$—		$13

The accompanying notes are an integral part of these financial statements.

19

Huber Mid Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$51,105	$115,116
Net realized gain/(loss) on:
Investments	(43)	(13,069)
Foreign currency	—	17
Net change in unrealized appreciation/(depreciation) on:
Investments	(980,969)	1,974,811
Foreign currency	—	—
Net increase/(decrease) in net assets resulting from operations	(929,907)	2,076,875
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Investor Class shares	(4,617)	(4,608)
Net dividends and distributions to shareholders - Institutional Class shares	(132,301)	(121,758)
Total distributions to shareholders	(136,918)	(126,366)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares(a)	1,058,108	(305,672)
Total increase/(decrease) in net assets	(8,717)	1,644,837
NET ASSETS
Beginning of period	11,379,315	9,734,478
End of period	$11,370,598	$11,379,315

(a)	A summary of share transactions is as follows:

	Investor Class
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares issued on reinvestments of distributions	277	$4,617	326	$4,608
Shares redeemed	—	—	(341)	(4,839)
Net increase/(decrease)	277	$4,617	(15)	$(231)

	Institutional Class
	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	74,424	$1,001,211	15,214	$236,254
Shares issued on reinvestments of distributions	3,726	62,187	4,177	59,144
Shares redeemed	(640)	(9,907)	(40,400)	(600,839)
Net increase/(decrease)	77,510	$1,053,491	(21,009)	$(305,441)

The accompanying notes are an integral part of these financial statements.

20

Huber Select Large Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class
For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$32.54	$25.50	$24.30	$24.44	$16.33	$17.63
Income from investment operations:
Net investment income^	0.23	0.38	0.31	0.13	0.11	0.10
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	(1.01)	6.87	1.05	(0.19)	8.33	(1.26)
Total from investment operations	(0.78)	7.25	1.36	(0.06)	8.44	(1.16)
Less distributions:
From net investment income	(0.30)	(0.21)	(0.16)	(0.08)	(0.33)	(0.14)
Redemption fees retained	0.00^+	0.00^+	—	0.00^+	0.00^+	0.00^+
Net asset value, end of period	$31.46	$32.54	$25.50	$24.30	$24.44	$16.33
Total return	−2.43%‡	28.58%	5.61%	−0.26%	52.32%	−6.68%
Ratios/supplemental data:
Net assets, end of period (thousands)	$41,159	$ 34,623	$ 17,538	$ 16,648	$ 6,251	$5,043
Ratio of expenses to average net assets:
Before advisory fee waiver and expense recoupment	1.23%†	1.32%	1.48%	1.59%	1.67%	1.66%
After advisory fee waiver and expense recoupment	1.34%†	1.34%	1.34%	1.33%	1.26%	1.35%
Ratio of net investment income to average net assets:
Before advisory fee waiver and expense recoupment	1.51%†	1.24%	1.09%	0.28%	0.09%	0.30%
After advisory fee waiver and expense recoupment	1.40%†	1.22%	1.23%	0.54%	0.50%	0.61%
Portfolio turnover rate	18.28%‡	33.40%	30.78%	35.89%	48.63%	19.50%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
The accompanying notes are an integral part of these financial statements.

21

Huber Select Large Cap Value Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$32.56	$25.51	$24.27	$24.39	$16.32	$17.62
Income from investment operations:
Net investment income^	0.29	0.47	0.39	0.21	0.16	0.17
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	(1.01)	6.88	1.06	(0.19)	8.31	(1.28)
Total from investment operations	(0.72)	7.35	1.45	0.02	8.47	(1.11)
Less distributions:
From net investment income	(0.41)	(0.30)	(0.21)	(0.14)	(0.40)	(0.19)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$31.43	$32.56	$25.51	$24.27	$24.39	$16.32
Total return	−2.27%‡	28.99%	6.01%	0.07%	52.71%	−6.38%
Ratios/supplemental data:
Net assets, end of period (thousands)	$324,354	$245,512	$72,977	$51,336	$40,792	$41,902
Ratio of expenses to average net assets:
Before advisory fee waiver and expense recoupment	0.88%†	0.97%	1.13%	1.25%	1.40%	1.30%
After advisory fee waiver and expense recoupment	0.99%†	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets:
Before advisory fee waiver and expense recoupment	1.87%†	1.55%	1.41%	0.61%	0.36%	0.66%
After advisory fee waiver and expense recoupment	1.76%†	1.53%	1.55%	0.87%	0.77%	0.97%
Portfolio turnover rate	18.28%‡	33.40%	30.78%	35.89%	48.63%	19.50%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
The accompanying notes are an integral part of these financial statements.

22

Huber Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class
For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.52	$22.62	$23.45	$23.21	$13.86	$18.02
Income from investment operations:
Net investment income/(loss)^	0.00+	0.07	0.04	(0.02)	(0.04)	0.00+
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	(2.79)	4.92	(0.87)	0.48	9.47	(4.15)
Total from investment operations	(2.79)	4.99	(0.83)	0.46	9.43	(4.15)
Less distributions:
From net investment income	(0.03)	(0.09)	—	(0.22)	(0.08)	(0.01)
Redemption fees retained	0.00^+	0.00^+	—	0.00^+	0.00^+	0.00^+
Net asset value, end of period	$24.70	$27.52	$22.62	$23.45	$23.21	$13.86
Total return	−10.15%‡	22.10%	−3.54%	2.02%	68.19%	−23.03%
Ratios/supplemental data:
Net assets, end of period (thousands)	$23,606	$27,169	$23,926	$25,107	$24,753	$14,937
Ratio of expenses to average net assets:
Before advisory fee waiver and expense recoupment	1.58%†	1.67%	1.66%	1.71%	1.86%	2.03%
After advisory fee waiver and expense recoupment	1.60%†	1.56%	1.53%	1.53%	1.56%	1.65%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense recoupment	0.05%†	0.18%	0.05%	(0.27)%	(0.48)%	(0.35)%
After advisory fee waiver and expense recoupment	0.03%†	0.29%	0.18%	(0.09)%	(0.18)%	0.03%
Portfolio turnover rate	14.14%‡	30.55%	43.63%	41.12%	75.60%	71.53%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
The accompanying notes are an integral part of these financial statements.

23

Huber Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.93	$22.93	$23.73	$23.48	$14.04	$18.23
Income from investment operations:
Net investment income^	0.05	0.15	0.08	0.03	0.01	0.05
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	(2.83)	4.97	(0.88)	0.49	9.56	(4.20)
Total from investment operations	(2.78)	5.12	(0.80)	0.52	9.57	(4.15)
Less distributions:
From net investment income	(0.11)	(0.12)	—	(0.27)	(0.13)	(0.04)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$25.04	$27.93	$22.93	$23.73	$23.48	$14.04
Total return	−10.00%‡	22.41%	−3.37%	2.25%	68.47%	−22.80%
Ratios/supplemental data:
Net assets, end of period (thousands)	$49,106	$51,561	$34,398	$32,827	$26,662	$18,188
Ratio of expenses to average net assets:
Before advisory fee waiver and expense recoupment	1.26%†	1.39%	1.48%	1.53%	1.65%	1.73%
After advisory fee waiver and expense recoupment	1.28%†	1.28%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense recoupment	0.37%†	0.45%	0.23%	(0.07)%	(0.27)%	(0.05)%
After advisory fee waiver and expense recoupment	0.35%†	0.56%	0.36%	0.11%	0.03%	0.33%
Portfolio turnover rate	14.14%‡	30.55%	43.63%	41.12%	75.60%	71.53%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
The accompanying notes are an integral part of these financial statements.

24

Huber Large Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class
For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.55	$18.35	$18.58	$18.89	$13.18	$15.69
Income from investment operations:
Net investment income^	0.15	0.27	0.29	0.21	0.20	0.20
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	(0.73)	5.23	(0.27)	(0.31)	5.74	(2.52)
Total from investment operations	(0.58)	5.50	0.02	(0.10)	5.94	(2.32)
Less distributions:
From net investment income	(0.26)	(0.30)	(0.25)	(0.21)	(0.23)	(0.19)
Redemption fees retained	—	0.00^+	—	—	—	—
Net asset value, end of period	$22.71	$23.55	$18.35	$18.58	$18.89	$13.18
Total return	−2.53%‡	30.32%	0.12%	−0.50%	45.52%	−15.00%
Ratios/supplemental data:
Net assets, end of period (thousands)	$2,933	$2,182	$1,577	$1,523	$1,646	$1,074
Ratio of expenses to average net assets:
Before advisory fee waiver and expense reimbursement	1.21%†	1.88%	2.44%	2.32%	2.74%	4.94%
After advisory fee waiver and expense reimbursement	1.00%†	1.00%	1.00%	0.97%	0.89%	1.00%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense reimbursement	1.04%†	0.36%	0.12%	(0.19)%	(0.66)%	(2.58)%
After advisory fee waiver and expense reimbursement	1.25%†	1.24%	1.56%	1.16%	1.19%	1.36%
Portfolio turnover rate	9.46%‡	27.16%	33.77%	44.34%	26.45%	36.17%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
The accompanying notes are an integral part of these financial statements.

25

Huber Large Cap Value Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.69	$18.46	$18.68	$18.98	$13.26	$15.75
Income from investment operations:
Net investment income^	0.17	0.33	0.34	0.26	0.23	0.23
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	(0.71)	5.24	(0.26)	(0.32)	5.76	(2.51)
Total from investment operations	(0.54)	5.57	0.08	(0.06)	5.99	(2.28)
Less distributions:
From net investment income	(0.32)	(0.34)	(0.30)	(0.24)	(0.27)	(0.21)
Redemption fees retained	—	0.00^+	—	0.00^+	—	—
Net asset value, end of period	$22.83	$23.69	$18.46	$18.68	$18.98	$13.26
Total return	−2.37%‡	30.61%	0.41%	−0.31%	45.66%	−14.73%
Ratios/supplemental data:
Net assets, end of period (thousands)	$14,061	$12,390	$8,595	$8,579	$8,808	$2,788
Ratio of expenses to average net assets:
Before advisory fee waiver and expense reimbursement	0.96%†	1.63%	2.19%	2.10%	2.60%	4.69%
After advisory fee waiver and expense reimbursement	0.75%†	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense reimbursement	1.24%†	0.61%	0.38%	0.04%	(0.52)%	(2.33)%
After advisory fee waiver and expense reimbursement	1.45%†	1.49%	1.82%	1.39%	1.33%	1.61%
Portfolio turnover rate	9.46%‡	27.16%	33.77%	44.34%	26.45%	36.17%

+	Less than $0.005 per share.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
The accompanying notes are an integral part of these financial statements.

26

Huber Mid Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class
For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.28	$13.53	$14.95	$14.80	$9.53	$12.32
Income from investment operations:
Net investment income^	0.05	0.14	0.18	0.13	0.05	0.04
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	(1.52)	2.78	(1.33)	0.16	5.30	(2.83)
Total from investment operations	(1.47)	2.92	(1.15)	0.29	5.35	(2.79)
Less distributions:
From net investment income	(0.17)	(0.17)	(0.27)	(0.14)	(0.08)	(0.00)+
Redemption fees retained	—	—	—	0.00^+	—	—
Net asset value, end of period	$14.64	$16.28	$13.53	$14.95	$14.80	$9.53
Total return	−9.16%‡	21.76%	−7.72%	1.99%	56.34%	−22.65%
Ratios/supplemental data:
Net assets, end of period (thousands)	$405	$445	$370	$516	$510	$256
Ratio of expenses to average net assets:
Before advisory fee waiver and expense reimbursement	1.59%†	2.09%	2.64%	2.76%	3.71%	13.99%
After advisory fee waiver and expense reimbursement	1.25%†	1.15%	1.05%	1.05%	1.14%	1.30%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense reimbursement	0.33%†	0.00%	(0.33)%	(0.86)%	(2.18)%	(12.29)%
After advisory fee waiver and expense reimbursement	0.67%†	0.94%	1.26%	0.85%	0.39%	0.40%
Portfolio turnover rate	19.10%‡	63.23%	66.66%	73.00%	59.38%	118.94%

^	Based on average shares outstanding.
+	Less than $.005 per share.
†	Annualized.
‡	Not annualized.
The accompanying notes are an integral part of these financial statements.

27

Huber Mid Cap Value Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each period

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.32	$13.55	$14.97	$14.83	$9.55	$12.33
Income from investment operations:
Net investment income^	0.07	0.17	0.18	0.13	0.08	0.07
Net realized and unrealized gain/(loss) on investments and foreign currency related transactions	(1.52)	2.78	(1.32)	0.17	5.30	(2.85)
Total from investment operations	(1.45)	2.95	(1.14)	0.30	5.38	(2.78)
Less distributions:
From net investment income	(0.20)	(0.18)	(0.28)	(0.16)	(0.10)	(0.00)+
Redemption fees retained	—	—	—	0.00^+	—	—
Net asset value, end of period	$14.67	$16.32	$13.55	$14.97	$14.83	$9.55
Total return	−9.05%‡	21.94%	−7.66%	2.02%	56.61%	−22.55%
Ratios/supplemental data:
Net assets, end of period (thousands)	$10,966	$10,934	$9,364	$8,492	$6,958	$1,310
Ratio of expenses to average net assets:
Before advisory fee waiver and expense reimbursement	1.34%†	1.94%	2.59%	2.71%	3.57%	13.69%
After advisory fee waiver and expense reimbursement	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets:
Before advisory fee waiver and expense reimbursement	0.57%†	0.16%	(0.30)%	(0.81)%	(2.05)%	(11.99)%
After advisory fee waiver and expense reimbursement	0.91%†	1.10%	1.29%	0.90%	0.52%	0.70%
Portfolio turnover rate	19.10%‡	63.23%	66.66%	73.00%	59.38%	118.94%

^	Based on average shares outstanding.
+	Less than $.005 per share.
†	Annualized.
‡	Not annualized.
The accompanying notes are an integral part of these financial statements.

28

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Huber Select Large Cap Value Fund, the Huber Small Cap Value Fund, the Huber Large Cap Value Fund, and the Huber Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each of the Funds has separate assets and liabilities and differing investment objectives. The investment objective of the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), Huber Large Cap Value Fund (the “Large Cap Value Fund”), and the Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) is current income and capital appreciation. The investment objective of the Huber Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The Investor Class of the Select Large Cap Value Fund and the Small Cap Value Fund commenced operations on June 29, 2007. As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares. The Select Large Cap Value Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Large Cap Value Fund commenced operations on December 31, 2012. The Mid Cap Value Fund commenced operations on December 31, 2015.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

29

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital. The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in

30

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 EST).
Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent, these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Huber Capital Management, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

31

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2025:
Huber Select Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$ 318,126,210	$—	$—	$ 318,126,210
Money Market Funds	36,264,448	—	—	36,264,448
Total Assets	$354,390,658	$—	$—	$354,390,658

Huber Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$69,333,166	$—	$—	$69,333,166
Real Estate Investment Trusts	1,679,473	—	—	1,679,473
Money Market Funds	1,994,035	—	—	1,994,035
Total Assets	$73,006,674	$—	$—	$73,006,674

Huber Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$15,861,239	$—	$—	$15,861,239
Money Market Funds	1,120,242	—	—	1,120,242
Total Assets	$16,981,481	$—	$—	$16,981,481

Huber Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$9,738,088	$—	$—	$9,738,088
Real Estate Investment Trusts	50,567	—	—	50,567
Money Market Funds	1,137,415	—	—	1,137,415
Total Assets	$10,926,070	$—	$—	$10,926,070

Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financials statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring

32

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly. The Select Large Cap Value Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion. Effective February 28, 2025, the Adviser has agreed to voluntarily reduce the Select Large Cap Value Fund’s contractual management fee from 0.99% to 0.80% through February 28, 2026. Prior to February 28, 2025, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee to 0.75%. The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. The Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual management fee from 1.35% to 0.99% through February 28, 2026. The Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion. Effective February 28, 2025, the Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.05% through February 28, 2026. Prior to February 28, 2025, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee to 0.00%. The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets. Effective February 28, 2025, the Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.05% through February 28, 2026. Prior to February 28, 2025, the Adviser agreed to voluntarily reduce the Fund’s contractual management fee to 0.00%. For the six months ended April 30, 2025, the advisory fees incurred by the Funds are disclosed in the statements of operations.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Investor Class, 0.15% shareholder servicing fees applied to the Investor Class and 0.10% applied to the Institutional Class of the Mid Cap Value Fund, acquired fund fees and expenses, interest expense, taxes and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Expense Caps
Select Large Cap Value Fund	0.99%
Small Cap Value Fund	1.28%
Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%

Percent of average daily net assets of the Funds.
Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating

33

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
expenses. For the six months ended April 30, 2025, the Adviser reduced its fees and absorbed Fund expenses in the amount of $1,251 for the Small Cap Value Fund, $16,675 for the Large Cap Value Fund and $19,246 for the Mid Cap Value Fund.
For the six months ended April 30, 2025, the Adviser recouped management fees in the amount of $186,641 from the Select Large Cap Value Fund and $9,738 from the Small Cap Value Fund. The Adviser did not recoup management fees from the Large Cap Value Fund or the Mid Cap Value Fund. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Select Large Cap Value Fund	Small Cap Value Fund	Large Cap Value Fund	Mid Cap Value Fund
10/31/2025	$—	$46,998	$70,845	$69,697
10/31/2026	8,707	77,007	147,839	137,835
10/31/2027	11,491	92,286	121,075	111,466
4/30/2028	—	1,251	16,675	19,246
	$20,198	$217,542	$356,434	$338,244

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended April 30, 2025, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended April 30, 2025, the shareholder servicing fees accrued by each Fund’s Investor Class are disclosed in the statements of operations. The Mid Cap Value Fund did not accrue shareholder servicing fees during the six months ended April 30, 2025.
NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares. For the six months ended April 30, 2025, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.

34

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
NOTE 7 – PURCHASES AND SALES OF SECURITIES
For the six months ended April 30, 2025, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Select Large Cap Value Fund	Small Cap Value Fund	Large Cap Value Fund	Mid Cap Value Fund
Purchases	$122,594,622	$13,569,080	$3,385,882	$2,261,252
Sales	56,354,512	11,187,860	1,466,516	2,037,017

During the six months ended April 30, 2025, there were no purchases or sales of U.S. Government securities in any of the Funds.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended April 30, 2025, and the year ended October 31, 2024, was as follows:

	Select Large Cap Value Fund
	April 30, 2025	October 31, 2024
Ordinary income	$3,783,815	$1,380,121

	Small Cap Value Fund
	April 30, 2025	October 31, 2024
Ordinary income	$242,984	$275,714

	Large Cap Value Fund
	April 30, 2025	October 31, 2024
Ordinary income	$189,312	$185,156

	Mid Cap Value Fund
	April 30, 2025	October 31, 2024
Ordinary income	$136,918	$126,366

As of October 31, 2024, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Select Large Cap Value Fund	Small Cap Value Fund
Cost of investments for tax purposes(a)	$200,808,304	$45,050,257
Gross tax unrealized appreciation	86,139,635	37,905,996
Gross tax unrealized depreciation	(7,804,598)	(3,827,367)
Net tax unrealized appreciation	78,335,037	34,078,629
Net unrealized depreciation on foreign currency	—	(193)
Undistributed ordinary income	2,614,187	195,424
Undistributed long-term capital gain	—	—
Total distributable earnings	2,614,187	195,424
Other accumulated losses	(10,396,145)	(15,438,992)
Total accumulated earnings	$70,553,079	$18,834,868

35

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)

	Large Cap Value Fund	Mid Cap Value Fund
Cost of investments for tax purposes(a)	$7,119,248	$7,059,834
Gross tax unrealized appreciation	7,696,084	4,416,418
Gross tax unrealized depreciation	(195,641)	(135,883)
Net tax unrealized appreciation	7,500,443	4,280,535
Undistributed ordinary income	133,547	106,831
Undistributed long-term capital gain	—	—
Total distributable earnings	133,547	106,831
Other accumulated losses	(1,496,118)	(1,277,387)
Total accumulated earnings	$6,137,872	$3,109,979

(a)	The difference between book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales, PFICs and partnerships.
At October 31, 2024, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Select Large Cap Value Fund	$10,381,509	$14,636
Small Cap Value Fund	12,587,741	2,851,251
Large Cap Value Fund	1,183,287	312,831
Mid Cap Value Fund	1,058,978	218,409

These capital losses may be carried forward indefinitely to offset future gains.
NOTE 9 – CONTROL OWNERSHIP
A beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2025, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Select Large Cap Value Fund	Investor Class	Institutional Class
LPL Financial	—	34.21%
Pershing LLC	44.48%	—

Small Cap Value Fund	Investor Class	Institutional Class
National Financial Services LLC	—	33.90%
Shadowlawn Investments LP	54.51%	—

Large Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	43.40%
Morgan Stanley Smith Barney LLC	49.78%	—
National Financial Services LLC	49.08%	—

Mid Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	47.49%
Hilton Family Trust	88.51%	—
Huber Capital Investments LLC	—	29.03%

36

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Initial Public Offering Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Select Large Cap Value Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Value Style Investing Risk – Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what an Adviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the Adviser to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the Adviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A Fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under-perform growth stocks.

37

HUBER FUNDS
NOTES TO FINANCIAL STATEMENTS
at April 30, 2025 (Unaudited)(Continued)
•
Sector Emphasis Risk – The Adviser’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Funds investing significant amounts of their portfolios in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Funds’ portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of a Fund’s portfolio.

•
Small-Cap Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid-Sized Companies Risk (Mid Cap Value Fund only) – Investing in securities of mid cap companies may involve greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes. Smaller companies may have limited product lines, or limited market or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile. These stocks present greater risks than securities of larger, more diversified companies.

•
Large-Sized Company Risk (Select Large Cap Value Fund) – The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

NOTE 11 – OFFICERS
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.

38

HUBER FUNDS
Approval of Investment Advisory Agreement (Unaudited)
Huber Select Large Cap Value Fund
Huber Small Cap Value Fund
Huber Large Cap Value Fund
Huber Mid Cap Value Fund
At meetings held on October 17, 2024 and December 12-13, 2024, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Huber Capital Management, LLC (the “Adviser”) on behalf of the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), Huber Small Cap Value Fund (the “Small Cap Value Fund”), Huber Large Cap Value Fund (the “Large Cap Value Fund) and Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) (collectively, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determination. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, valuation procedures, and risk management process. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Funds’ performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2024, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts, if applicable. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer group universe, the Board took into account that the investment objectives and strategies of each Fund, its focus on tax efficiency as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

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HUBER FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
Select Large Cap Value Fund: The Board noted that the Fund outperformed the average of its Morningstar peer group and its Cohort for the one-, three-, five-, and ten-year periods ended June 30, 2024. The Board also reviewed the performance of the Fund against broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one-, three-, five-, and ten-year periods, all periods ended June 30, 2024.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it outperformed for the one-, three-, five- and ten-year periods ended June 30, 2024.
Small Cap Value Fund: The Board noted that the Fund underperformed the Morningstar peer group average for the one-, three-, five-, and ten-year periods, all periods ended June 30, 2024. During this same time the Fund underperformed its Cohort average for the one-, and ten-year periods, and outperformed for the three-, and five -year periods, all periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one-, five-, and ten-year periods, and outperformed for the three-year period, all periods ended June 30, 2024.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it underperformed the similarly managed composite for the one-, three-, five- and ten-year periods ended June 30, 2024.
Large Cap Value Fund: The Board noted that the Fund outperformed the average of its Morningstar peer group and its Cohort for the one-, three-, and five-year periods, and underperformed for the ten-year period, all periods ended June 30, 2024. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark for the one-, three-, and five-year periods, and underperformed for the ten-year period, all periods ended June 30, 2024.
The Board also considered the Fund’s performance compared to the Adviser’s similarly managed composite, noting it underperformed the similarly managed composite for the one-, three-, five-, and ten-year periods ended June 30, 2024.
Mid Cap Value Fund: The Board noted that the Fund outperformed its primary benchmark, the Morningstar peer group average, and its Cohort average for the one-year period, and underperformed for the three-, and five-year periods, all periods ended June 30, 2024.
The Board noted that the Adviser represented it had no similarly managed accounts.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total expenses of the Funds, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements, if any, for each Fund. When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Select Large Cap Value Fund: The Board noted that the contractual advisory fee is 0.99%, but the Adviser has voluntarily lowered this to 0.80%. The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.99% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s management fee (with the voluntary waiver) and net expense ratio were above the median and average of the Cohort. The Board found that the contractual management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund and that the minimum investment amount for the separate account clients is much higher than that of the Fund.

40

HUBER FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
Small Cap Value Fund: The Board noted that the contractual advisory fee is 1.35%, but the Adviser has voluntarily lowered this to 0.99%. The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.28% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board also noted that the Fund’s management fee (with the voluntary waiver) and net expense ratio was above the Cohort average and median. The Board found that the management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.
Large Cap Value Fund: The Board noted that the contractual advisory fee is 0.75%, but the Advisor has voluntarily lowered this to 0.05%. The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.75% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board also noted that the Fund’s management fee (with the voluntary waiver) was below the Cohort average and median, while the net expense ratio was above the median and average of its Cohort. The Board found that the contractual management fees charged to the Fund were generally above the fees charged to its institutional separate account clients, noting the Adviser represented that there are higher costs associated with managing the Fund.
Mid Cap Value Fund: The Board noted that the contractual advisory fee is 1.00%, but the Advisor has voluntarily lowered this to 0.05%. The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% (excluding certain operating expenses and class-level expenses, the “Expense Cap”). The Board noted that the Fund’s management fee (with the voluntary waiver) was below the Cohort average and median. The Board also noted that the Fund’s net expense ratio was above the median and average of the Cohort. The Board noted that Huber represented it does not manage any other accounts in a similar strategy.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders, noting that the Advisory Agreement provides for breakpoints when the Funds reach certain asset levels (beginning at $10 billion for the Select Large Cap Value Fund, $5 billion for the Small Cap Value Fund and $10 billion for the Large Cap Value Fund). The Board noted that these breakpoint levels were significantly above each respective Fund’s current asset level and that they would continue to review economies of scale at asset levels that were below these breakpoint levels. The Board also noted that the Mid Cap Value Fund does not have breakpoints in its advisory fee schedule. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps. The Board also noted that the Adviser had voluntarily reduced each Fund’s advisory fee and continued to waive all or a portion of each Fund’s advisory fee to maintain the Expense Caps, and therefore, at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders. As a result, the Board concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels increase. The Board noted that the current breakpoint schedules in the Advisory Agreement may be adjusted if additional significant economies of scale are realized as Fund assets grow such that their economies may be shared with shareholders at lower asset levels than currently provided in the Advisory Agreement.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits, including benefits received in the form of Rule 12b-1 fees received by the Adviser, “soft dollars” benefits that may be received by the Adviser in exchange for Fund brokerage, and shareholder servicing plan fees received by the Adviser. The Board considered the financial condition of the parent company of the Adviser. The Board considered the parent company’s representations that it would financially support the Adviser when necessary. After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement for each Fund was negative, and that the Adviser had maintained sufficient resources and profit levels to support the services it provides to the Funds.

41

HUBER FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Select Large Cap Value Fund, Small Cap Value Fund, Large Cap Value Fund and Mid Cap Value Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of each Fund and its shareholders.

42

HUBER FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/07/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	7/07/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	7/07/2025

* Print the name and title of each signing officer under his or her signature.